United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended:  9/30/2008

Check here if Amendment  [ ];Amendment #:
This Amendment (Check only one.):       [ ] is a restatement
                                        [  ] adds new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 10-Oct-08
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:  438318(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                          VALUE SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP   (X$1000 PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
SIMON PPTY GROUP INC NEW                   C     82880610  36698    378331SH           SOLE                                378331
PUBLIC STORAGE INC                         C    74460D10   28279    285620SH           SOLE                                285620
AVALONBAY CMNTYS INC                       C      5348410  27440    278805SH           SOLE                                278805
EQUITY RESIDENTIAL                         C    29476L10   25839    581825SH           SOLE                                581825
PROLOGIS TR                                C     74341010  23942    580133SH           SOLE                                580133
HEALTH CARE PPTY INVS INC                  C     42191510  23475    584968SH           SOLE                                584968
FEDERAL RLTY INVT TR                       C     31374720  21123    246765SH           SOLE                                246765
BOSTON PPTYS INC                           C     10112110  20207    215752SH           SOLE                                215752
TAUBMAN CTRS INC                           C     87666410  18548    370965SH           SOLE                                370965
VORNADO RLTY TR                            C     92904210  17123    188265SH           SOLE                                188265
AMB PPTY CORP                              C    00163T10   16367    361310SH           SOLE                                361310
VENTAS INC                                 C    92276F10   16314    330100SH           SOLE                                330100
UNITED DOMINION RLTY TR INC                C     91019710  15513    593250SH           SOLE                                593250
EQUITY LIFESTYLE PPTYS INC                 C    29472R10   14943    281786SH           SOLE                                281786
REGENCY CTRS CORP                          C     75884910  14417    216183SH           SOLE                                216183
ESSEX PPTY TR                              C     29717810  11642     98385SH           SOLE                                 98385
HOST MARRIOTT CORP NEW                     C    44107P10   10048    756075SH           SOLE                                756075
AMERICAN CAMPUS CMNTYS INC                 C    248535100  10028    296000SH           SOLE                                296000
SL GREEN RLTY CORP                         C    78440X10    9301    143540SH           SOLE                                143540
CORPORATE OFFICE PPTYS TR                  C    22002T10    8433    209000SH           SOLE                                209000
TANGER FACTORY OUTLET CTRS                 C    875465106   8386    191500SH           SOLE                                191500
BROOKFIELD PPTYS CORP                      C     11290010   7656    483355SH           SOLE                                483355
MACERICH CO                                C     55438210   7266    114155SH           SOLE                                114155
BRE PPTYS INC                              C      5564106   7013    143120SH           SOLE                                143120
PS BUSINESS PKS INC CALIF                  C    69360J10    6880    119450SH           SOLE                                119450
HIGHWOODS PROPERTIES INC                   C     43128410   4658    131000SH           SOLE                                131000
MACK CALI RLTY CORP                        C     55448910   4064    120000SH           SOLE                                120000
KILROY RLTY CORP                           C    49427F10    3859     80740SH           SOLE                                 80740
MARRIOTT INTL INC NEW                      C     57190320   3852    147630SH           SOLE                                147630
POST PPTYS INC                             C     73746410   3456    123550SH           SOLE                                123550
STARWOOD HOTELS&RESORTS WRLD               C   85590A401    3194    113515SH           SOLE                                113515
DEVELOPERS DIVERSIFIED RLTY                C     25159110   3036     95800SH           SOLE                                 95800
FOREST CITY ENTERPRISES INC                C     34555010   2952     96260SH           SOLE                                 96260
CAMDEN PPTY TR                             C     13313110   1569     34215SH           SOLE                                 34215
KIMCO RLTY CORP                            C    49446R10     794     21500SH           SOLE                                 21500


</SEC-DOCUMENT>